Related Party Transactions	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related-Party Transactions
Dominion Midstream engages in related-party transactions primarily with other Dominion subsidiaries (affiliates). Dominion Midstream's receivable and payable balances with affiliates are settled based on contractual terms or on a monthly basis, depending on the nature of the underlying transactions. Participation in certain Dominion benefit plans is described in Note 10 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014. At March 31, 2015 and December 31, 2014, amounts due to Dominion associated with these benefit plans were $4.6 million and $4.4 million, respectively, recorded in pension and other postretirement benefit liabilities in the Consolidated Balance Sheets. Transactions related to the DCG Acquisition are described in Note 2. A discussion of the remaining significant related party transactions follows.

Transactions with Affiliates
In connection with the Offering, our general partner entered into a services agreement with DRS. DRS provides administrative, management and other services to Dominion and its subsidiaries as a subsidiary service company. From time to time and at the option of our general partner, our general partner will request that DRS provide, and reimburse DRS for the cost of providing, such administrative, management and other services as it deems necessary or appropriate for our operations. We will reimburse our general partner and its affiliates for the associated costs of obtaining these services.

In connection with Dominion’s acquisition of DCG, DCG entered into services agreements beginning February 1, 2015 with DRS, for similar services as described above, and with Dominion Payroll, which provides human resources and operations services to Dominion and its subsidiaries as a subsidiary service company. Additionally, Dominion may seek reimbursement from DCG for costs incurred related to Dominion's transition services agreement with SCANA to provide administrative functions related to DCG. During the three months ended March 31, 2015, Dominion did not seek reimbursement for any such costs.

Dominion Midstream provides transportation services to affiliates and affiliates provide goods and services to Dominion Midstream.

Affiliated transactions are presented below:

	Three Months Ended March 31,
	2015	2014
(millions)
Sales of natural gas transportation services to affiliates	$0.7	$0.8
Purchased gas from affiliates	0.2	0.2
Services provided by DRS and Dominion Payroll(1)(2)	5.5	3.3
Goods and services provided by affiliates to Dominion Midstream(1)	1.7	0.7

(1)	Includes $2.4 million and $2.0 million of capitalized expenditures for each of the three months in 2015 and 2014, respectively.

(2)
Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with DRS, an affiliated variable interest entity, and therefore none is the primary beneficiary. DRS provides accounting, legal, finance and certain administrative and technical services to all Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated subsidiaries has an obligation to absorb more than its allocated share of DRS costs. Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with Dominion Payroll, an affiliated variable interest entity, and therefore none is the primary beneficiary. Dominion Payroll provides human resources and operations services to certain Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated entities has an obligation to absorb more than its allocated share of Dominion Payroll costs.

Advance from Affiliate
An outstanding advance of $20.0 million previously received by Cove Point from an affiliate was converted to an equity contribution in March 2014.

Dominion Credit Facility
In connection with the Offering, Dominion Midstream entered into a credit facility with Dominion with a borrowing capacity of $300 million. The facility was undrawn at March 31, 2015. A summary of certain key terms of the credit facility with Dominion is included in Note 14 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014.

Income Taxes
Prior to the Offering, Cove Point participated in Dominion's intercompany tax sharing agreement as described in Note 15 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014. Cove Point's participation in this tax sharing agreement was terminated in 2014 in connection with the Offering.

At the time of the Offering, Cove Point settled net income taxes payable and deferred income taxes to Dominion of $147.9 million through equity contributions from Dominion. Prior to the Offering, Cove Point settled net income taxes payable to Dominion of $1.2 million through equity contributions from Dominion during the year ended December 31, 2014.

DCG participated in Dominion's intercompany tax sharing agreement from February 1, 2015 through March 31, 2015. DCG's participation in this tax sharing agreement was subsequently terminated in connection with the DCG Acquisition. At the time of the DCG Acquisition, DCG settled income taxes payable and net deferred income taxes of $13.4 million through an equity transaction with Dominion.

Natural Gas Imbalances
Dominion Midstream maintains natural gas imbalances with affiliates. The imbalances with affiliates are provided below:

	March 31, 2015	December 31, 2014
(millions)
Imbalances payable to affiliates	$5.8	$2.5

Right of First Offer
In connection with the Offering, Dominion Midstream entered into a right of first offer agreement with Dominion as described in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014. There have been no changes to this agreement.

Contributions from Dominion
In April 2015, Dominion contributed $205.2 million to Cove Point to fund capital expenditures related to the Liquefaction Project. In February 2015, Dominion contributed $1.3 million in cash to DCG to fund operations.

Transaction and transition costs incurred by the DCG Predecessor were attributed to Dominion Midstream and expensed in Operations and maintenance expense in the Consolidated Income Statement. At the time of the DCG Acquisition, Dominion Midstream settled amounts payable to Dominion of $1.0 million through equity contributions from Dominion.